Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 1,118,889	¥ 1,113,673	¥ 1,094,344
Accumulated impairment losses, at beginning of period	(723,492)	(723,492)	(723,492)
Goodwill, Net at beginning of period	303,611	300,058	370,852
Foreign currency translation adjustments and other	54,093		19,329
Goodwill, at end of period	1,172,982	1,118,889	1,113,673	¥ 1,094,344
Accumulated impairment losses, at end of period	(723,492)	(723,492)	(723,492)	(723,492)
Goodwill, Net at end of period	341,022	303,611	300,058	370,852
Goodwill, fully impaired before April 1, 2021	1,900,019
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	¥ (108,468)	¥ (91,786)	¥ (90,123)	¥ 0